TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	€ 9,309	€ 13,604
E U R [Member]
IfrsStatementLineItems [Line Items]
Total	6,480	9,845
ILS [Member]
IfrsStatementLineItems [Line Items]
Total	212	219
ARS [Member]
IfrsStatementLineItems [Line Items]
Total	351	633
USD [Member]
IfrsStatementLineItems [Line Items]
Total	338	712
MXN [Member]
IfrsStatementLineItems [Line Items]
Total	1,492	1,537
COP [Member]
IfrsStatementLineItems [Line Items]
Total	€ 436	€ 656